Long-term debt and interest and other costs - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 EUR (€) Options	Dec. 31, 2021 EUR (€) Options	Dec. 31, 2020 EUR (€)
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Maximum borrowing capacity	€ 700,000,000	€ 700,000,000
Available credit facility	€ 0	€ 0
Number of options for 1-year extension | Options	2	2
Non-committed guarantee facility	€ 85,000,000
Non committed guarantee provided	23,400,000
Non committed credit facility with subsidiary	130,000,000
Line of credit facility, maximum cash advances included in credit facility	75,000,000
Interest expense	60,800,000	€ 54,600,000	€ 43,300,000
Berliner Glas
Debt Instrument [Line Items]
Secured long-term debt, noncurrent	€ 22,300,000
Interest rate on principal amount (in percentage)	0.50%